Investments in associates and other investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments in associates and other investments
Schedule of investments in associates

	2023	2022
	$	$
Balance – Beginning of year	8,833	12,964
Transfer to Other investments	—	(15,344)
Investment in associate(ii)	4,800	—
Share of loss and comprehensive loss, net	(599)	(641)
Gain on deemed disposal(i)	—	11,854
Balance – End of year	13,034	8,833
(i)	In 2022, the gain on deemed disposal is related to an investment in an associate that was transferred to other assets as the Company has considered that it has lost its significant influence over the investee.
(ii)	On October 19, 2023, the Company received 9,599,999 common shares of Electric Elements Mining Corp.(“Electric Elements”) in exchange of all its shares and partnership units in certain subsidiaries holding the rights and title to and interest in its James Bay properties (the “Spin-Out Transaction”). Electric Elements is in the business of exploring for lithium potential on certain James Bay properties in the Eeyou Istchee Area, Nunavik, Québec.
Subsequently to the Spin-Out Transaction, Electric Elements completed an equity financing. As at December 31, 2023, Osisko Development holds an interest of 47% in the outstanding shares of Electric Elements.

Schedule of other investments

	2023	2022
	$	$
Fair value through profit or loss (warrants & convertible loan)
Balance – Beginning of year	18	6,952
Acquisitions	—	4,438
Exercises	—	(117)
Acquisition of Tintic (Note 10)	—	(10,827)
Change in fair value	(14)	(480)
Foreign exchange	—	52
Balance – End of year	4	18

Fair value through other comprehensive income (shares)
Balance – Beginning of year	33,801	42,564
Acquisitions	—	329
Consideration received from disposal of exploration properties	1,694	—
Disposals	(5,935)	(22,585)
Change in fair value	(10,171)	(1,849)
Transfer from associates	—	15,342
Balance – End of year	19,389	33,801
Total	19,393	33,819